Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2016
Registrant Name	Angel Oak Funds Trust
Central Index Key	0001612930
Amendment Flag	false
Document Creation Date	May 31, 2016
Document Effective Date	May 31, 2016
Prospectus Date	May 31, 2016
Angel Oak Multi-Strategy Income Fund | Class A
Prospectus:
Trading Symbol	ANGLX
Angel Oak Multi-Strategy Income Fund | Institutional Class
Prospectus:
Trading Symbol	ANGIX
Angel Oak Multi-Strategy Income Fund | Class C
Prospectus:
Trading Symbol	ANGCX
Angel Oak Flexible Income Fund | Class A
Prospectus:
Trading Symbol	ANFLX
Angel Oak Flexible Income Fund | Institutional Class
Prospectus:
Trading Symbol	ANFIX
Angel Oak Flexible Income Fund | Class C
Prospectus:
Trading Symbol	AFLCX
Angel Oak High Yield Opportunities Fund | Class A
Prospectus:
Trading Symbol	ANHAX
Angel Oak High Yield Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	ANHIX
Angel Oak High Yield Opportunities Fund | Class C
Prospectus:
Trading Symbol	ANHCX